Document And Entity Information	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Amplitude, Inc.
Entity Central Index Key	0001866692
Entity Emerging Growth Company	true
Entity File Number	001-40817
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3937349
Entity Address, Address Line One	201 Third Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(650)
Local Phone Number	988-5131
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	AMPL
Security Exchange Name	NASDAQ